Prepaid Expenses and Other Current Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Prepaid Expenses And Other Current Assets
Schedule of Prepaid Expenses and Other Current Assets
	March 31, 2021	December 31, 2020
Deposits	$170,000	$170,000
Legal retainer	51,342	43,038
Others	3,651	-
	$224,993	$213,038

Deposits	$170,000	$4,443
Legal retainer	43,038	88,369
Prepaid expenses	-	5,005
	$213,038	$97,817